Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2014	Jul. 31, 2014
Debt [Abstract]
Notes payable principal	$ 9,050	$ 4,050
Less current maturities	(605)	(675)
Notes payable - non-current	$ 8,445	$ 3,375